Fair Value - Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] - Recurring Basis [Member]	3 Months Ended
Mar. 31, 2025 USD ($)
Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance	$ 544,957
Change in fair value	6,312
Extinguishment of convertible notes payable	(551,269)
Ending balance